PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

NOTE F — PREMISES AND EQUIPMENT

Premises and equipment consisted of the following:

	December 31,
	2011	2010

Land	$3,084,997	$2,916,997
Buildings and land improvements	6,604,859	5,702,858
Furniture and equipment	3,903,714	3,471,132
Total	13,593,570	12,090,987
Accumulated depreciation	4,664,818	3,921,060
Premises and equipment - net	$8,928,752	$8,169,927

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $363,646, $381,494 and $391,764, respectively.